OPERATING LEASES - Operating lease cost and short-term lease cost (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Lessee, Lease, Description [Line Items]
Total operating lease cost	$ 1,811
Short-term lease cost	1,597
Total lease cost	3,408
Selling and marketing
Lessee, Lease, Description [Line Items]
Total operating lease cost	1,360
Research and development
Lessee, Lease, Description [Line Items]
Total operating lease cost	155
General and administrative
Lessee, Lease, Description [Line Items]
Total operating lease cost	$ 296